Average Annual Total Returns - Great-West Mid Cap Value Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	0.02%	8.56%		6.54%	May 01, 2015	4.96%	9.73%		7.36%	(0.34%)	8.18%	9.91%		4.96%	9.73%	10.49%